CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022
Cash flows from operating activities
Net loss	$ (38,241)	$ (71,521)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	4,651	7,017
Stock-based compensation	1,765	44,812
Change in fair value of earnout liability	0	(19,207)
Change in fair value of derivative warrant liabilities	1,664	(22,132)
Change in fair value of forward contract	230	(5,764)
Amortization of debt issuance costs	513	917
Amortization of debt commitment fee asset	94	266
Accretion of available-for-sale securities	0	(949)
Accretion of debt end of term liabilities	122	285
Non-cash lease expense	0	537
Goodwill impairment	0	5,377
Changes in operating assets and liabilities:
Accounts receivable	(1,063)	(4,692)
Prepaid expenses and other current assets	(315)	(1,099)
Other assets	(35)	34
Deferred revenue	493	(24)
Accounts payable	(389)	(707)
Accrued expenses and other current liabilities	1,554	4,456
Other liabilities	(87)	(295)
Net cash used in operating activities	(29,044)	(62,689)
Cash flows from Investing activities
Purchases of property and equipment	(7,008)	(22,737)
Purchases of available-for-sale securities	0	(84,287)
Net cash used in investing activities	(7,008)	(107,024)
Cash flows from financing activities
Proceeds from Business Combination, net of transaction costs paid	0	225,604
Transaction costs paid directly by Rigetti	0	(18,842)
Proceeds from issuance of notes payable	27,000	5,000
Payments on principal of notes payable		(1,291)
Payments on debt issuance costs	(247)	(85)
Payment on loan and security agreement exit fees		(1,000)
Payments on deferred offering costs	(1,548)	0
Proceeds from issuance of common stock upon exercise of stock options and warrants	378	6,068
Net cash provided by financing activities	25,583	215,454
Effect of changes in exchange rate on cash and restricted cash	(5)	101
Net increase (decrease) in cash, cash equivalents, and restricted cash	(10,474)	45,842
Cash, cash equivalents, and restricted cash at beginning of period	22,520	12,046
Cash, cash equivalents, and restricted cash at end of period	12,046	57,888
Supplemental disclosure of cash flow information:
Cash paid for interest	1,489	3,819
Supplemental disclosure of non-cash financing activity:
Initial fair value of earn-out liability acquired in merger		20,413
Deferred offering costs in accounts payable and accrued expenses	1,900	0
Fair value of loan and security agreement warrant liability	2,691	0
Initial fair value of private placement and public warrants liability acquired in merger	0	22,932
Reclassification of loan and security agreement warrants to equity	0	6,370
Settlement of the first tranche of forward contract	0	3,305
Capitalization of deferred costs to equity upon share issuance	0	1,520
Purchases of property and equipment recorded in accounts payable	0	673
Purchases of property and equipment recorded in accrued expense		639
Unrealized loss short term investments	0	314
Right-of-use assets recorded on adoption of ASU 2016-02	0	6,270
Operating lease liabilities recorded on adoption of ASU 2016-02	0	6,620
Lease liabilities arising from obtaining right-of-use assets	$ 0	$ 4,892